Schedule of Property Plant and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Computer software costs, net	$ 783,476	$ 996,512
Office Equipment and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Computer software	600,762	577,594
Less: accumulated amortization	317,994	148,083
Computer software costs, net	282,768	429,511
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Computer software	190,787	190,787
Less: accumulated amortization	130,886	112,455
Computer software costs, net	59,901	78,332
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Computer software	666,171	544,893
Less: accumulated amortization	225,364	56,224
Computer software costs, net	$ 440,807	$ 488,669